Summary of Significant Accounting - Disclosure Of Discontinued Operations Explanatory Policies (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Profit for the year	S/ (43,959)	S/ 36,785	S/ 210,431
Other comprehensive income:
Total comprehensive income for the year	(847,262)	71,709	200,958
Comprehensive income attributable to:
Owners of the Company	(891,607)	(67,548)	143,575
Non-controlling interest	S/ 44,345	139,257	57,383
Audited [member]
Statement [line items]
Profit for the year		57,415	3,562
Other comprehensive income:
Remeasurement of actuarial gains and losses, net of tax		16,589
Cash flow hedge, net of tax		119
Foreign currency translation adjustment, net of tax		5,733
Exchange difference from net investment in a foreign operation, net of tax		(8,147)
Reclassification adjustments on cash flow hedges, net of tax		(2,295)
Other comprehensive income for the year, net of tax		14,294
Total comprehensive income for the year		71,709
Comprehensive income attributable to:
Owners of the Company		(67,548)
Non-controlling interest		139,257
Comprehensive Income Attributable To Owners Of The Company And Noncontrolling Interest		71,709
Comprehensive income attributable to owners of the Company:
Continuing operations		(98,942)
Discontinued operations		31,394
Comprehensive Income Attributable To Continued Operations And Noncontrolling Interest		(67,548)
Reclassification discontinued operations [member]
Statement [line items]
Profit for the year			S/ 52,545
Comprehensive income attributable to owners of the Company:
Continuing operations		(32,342)
Discontinued operations		32,342
Reclassified [member]
Statement [line items]
Profit for the year		57,415
Other comprehensive income:
Remeasurement of actuarial gains and losses, net of tax		16,589
Cash flow hedge, net of tax		119
Foreign currency translation adjustment, net of tax		5,733
Exchange difference from net investment in a foreign operation, net of tax		(8,147)
Reclassification adjustments on cash flow hedges, net of tax		(2,295)
Other comprehensive income for the year, net of tax		14,294
Total comprehensive income for the year		71,709
Comprehensive income attributable to:
Owners of the Company		(67,548)
Non-controlling interest		139,257
Comprehensive Income Attributable To Owners Of The Company And Noncontrolling Interest		71,709
Comprehensive income attributable to owners of the Company:
Continuing operations		(131,284)
Discontinued operations		63,736
Comprehensive Income Attributable To Continued Operations And Noncontrolling Interest		S/ (67,548)